Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net (loss) income	$ (8,021)	$ 8,349	$ 4,023
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation of property and equipment in operating expenses	8,462	5,236	3,273
Depreciation of property and equipment in cost of revenue	1,465	878	338
Amortization of finite-life intangibles	26,445	22,456	20,247
Deferred income taxes	(8,011)	(4,065)	(2,917)
Amortization of debt issuance costs	2,596	2,412	2,028
Loss on extinguishment of debt	13,638	2,747
Stock-based compensation expense	1,287	1,057	233
Other	2,383	17	97
Changes in assets and liabilities, net of business acquisitions in 2017 and 2015:
Trade accounts receivable	(38,661)	(5,536)	(32,145)
Inventories	9,913	(780)	(3,665)
Prepaid expenses, deferred customer support contract costs and other	(3,576)	(1,490)	(7,652)
Income tax receivable	(11,408)	17	4,419
Accounts payable and accrued expenses	(7,558)	(11,112)	12,928
Customer deposits	(1,090)	920	(2,384)
Income tax payable	(4,253)	(257)	5,301
Deferred revenue and other long-term liabilities	9,865	2,007	10,346
Net cash (used in) provided by operating activities	(6,524)	22,856	14,470
Cash Flows from Investing Activities
Purchases of property and equipment	(9,514)	(9,272)	(5,476)
Acquisitions of businesses, net of cash acquired	(142,925)	247	(67,047)
Net cash used in investing activities	(152,439)	(9,025)	(72,523)
Cash Flows from Financing Activities
Proceeds from term notes, less discount	569,988	88,650	49,750
Dividends paid		(89,862)
Proceeds from revolving credit agreement	114,000	42,000	20,000
Repayment of revolving credit agreement	(94,000)	(52,000)	(10,000)
Repurchase of common stock	(385)		(25)
Payment of deferred financing costs	(6,630)	(3,966)	(1,168)
Payment of extinguishment charges	(3,353)	(1,470)
Deferred offering costs		(224)
Payment on long-term debt	(416,814)	(2,634)	(2,279)
Proceeds received from stock option exercises			20
Net cash provided by (used in) financing activities	162,806	(19,506)	56,298
Net increase (decrease) in cash	3,843	(5,675)	(1,755)
Cash - Beginning	9,632	15,307	17,062
Cash - Ending	13,475	9,632	15,307
Supplemental disclosures of cash flow information
Interest paid	37,035	27,650	20,870
Income taxes paid	4,343	11,017	2,812
Supplemental disclosures of noncash investing and financing activities
Deferred offering costs in accounts payable and accrued expenses		1,615
Deferred financing costs in accounts payable and accrued expenses		363
Property and equipment purchases financed with accounts payable	123	$ 235	$ 170
Contingent consideration for business acquisition	956
Stock option exercise with promissory note	$ 1,805